Schedule of Composition of Share Capital (Details) - Ordinary shares [member] - shares	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Registered share capital	100,000,000	100,000,000
Issued and paid-up share capital	45,572,690	45,572,689